Accounting Policies	3 Months Ended
Jun. 30, 2012
Accounting Policies:
Cash and Cash Equivalents, Policy

Cash and Cash Equivalents

Cash includes all cash and highly liquid investments with original maturities of three months or less.  The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses on these accounts.

Receivables, Policy

Accounts Receivable

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The Company extends unsecured credit to our customers in the ordinary course of business but mitigates the associated risks by performing credit checks and actively pursuing past due accounts. An allowance for doubtful accounts is established and determined based on managements’ assessment of known requirements, aging of receivables, payment history, the customer’s current credit worthiness and the economic environment. Trade receivables are written off when deemed uncollectible. Recoveries of trade receivables previously written off are recorded when received.

Property, Plant and Equipment, Policy

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation. Depreciation and amortization on property and equipment are determined using the straight-line method over the three to seven year estimated useful lives of the assets.

Impairment or Disposal of Long-Lived Assets, Policy

Impairment of Long-Lived Assets

The Company reviews our long-lived assets for impairment when events or changes in circumstances indicate that the book value of an asset may not be recoverable. The Company evaluates, at each balance sheet date, whether events and circumstances have occurred which indicate possible impairment. The Company uses an estimate of future undiscounted net cash flows of the related asset or group of assets over the estimated remaining life in measuring whether the assets are recoverable. If it is determined that an impairment loss has occurred based on expected cash flows, such loss is recognized in the statement of operations.

Revenue Recognition, Policy

Revenue Recognition

The Company recognizes revenue in accordance with FASB ASC 926-605 on revenue recognition for entertainment films. Revenue from the sale of film and television programming rights and license arrangements will be recognized only when persuasive evidence of a sale or arrangement with a customer exists, the project is complete, the contractual delivery arrangements have been satisfied, the license period has commenced if applicable, the arrangement fee is fixed or determinable, collection of the arrangement fee is reasonably assured, and other conditions as specified in the respective agreements have been met.

Revenue from production services for third parties is recognized when the production is completed and delivered. All associated production costs are deferred and charged against income when the film is delivered and the related revenue is recognized.

Fees for other services provided to third parties are recognized as revenues when the services are performed and there is reasonable assurance over the collection of the fees.

Cash received in advance of meeting the revenue recognition criteria described above is recorded as deferred revenue.

Income Tax, Policy

Income Taxes

Income taxes are accounted for in accordance with the provisions of FASB ASC Topic 740-10. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as income in the period that includes the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amounts expected to be realized, but no less than quarterly. Due to the uncertainty whether the accumulated losses will be available to offset future revenues, no deferred tax asset has been reported.

The Company follows the provisions of FASB ASC 740-10-50 and has performed a comprehensive review of our uncertain tax positions in accordance with recognition and measurement standards established by the codification. In this regard, an uncertain tax position represents the Company’s expected treatment of a tax position taken in a filed tax return, or expected to be taken in a tax return, that has not been reflected in measuring income tax expense for financial reporting purposes. The Company does not expect any reasonably possible material changes to the estimated amount of liability associated with uncertain tax position. The Company’s continuing policy is to recognize accrued interest and penalties related to income tax matters in income tax expense.

Earnings Per Share, Policy

Basic and Diluted Earnings/ (Loss) Per Share

Net earnings and loss per share is computed in accordance with FASB ASC 260-10 and requires the presentation of both basic and diluted earnings per share. Basic net earnings and loss per common share is computed using the weighted average number of common shares outstanding during the period. Diluted loss per share reflects the potential dilution that could occur through the potential effect of common shares issuable upon the exercise of stock options, warrants and convertible securities. The calculation assumes: (i) the exercise of stock options and warrants based on the treasury stock method; and (ii) the conversion of convertible preferred stock only if an entity records earnings from continuing operations, as such adjustments would otherwise be anti-dilutive to earnings per share from continuing operations.